GOING CONCERN	9 Months Ended	12 Months Ended
	May 31, 2016	Aug. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN
NOTE 2 – GOING CONCERN

The Company had an accumulated deficit of $132,135 as of May 31, 2016, and cash used in operations of $99,479 for the nine months ended May 31, 2016. Losses have principally occurred as a result of the substantial resources required for research and development and marketing of the Company’s products which included the general and administrative expenses associated with its organization and product development. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management plans to obtain additional funding and implement its strategic plan to allow the opportunity for the Company to continue as a going concern, but there is not guarantee the Company will be successful.

NOTE 2 – GOING CONCERN

As of August 31, 2015, the Company had an accumulated deficit of $13,547, and used cash for operations of $7,708 for the year ended August 31, 2015. Losses have principally occurred as a result of the substantial resources required for research and development and marketing of the Company’s products which included the general and administrative expenses associated with its organization and product development. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management plans to obtain additional funding and implement its strategic plan to allow the opportunity for the Company to continue as a going concern.